Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated July 15, 2022 to certain current variable life and annuity prospectuses, initial summary prospectuses and updating summary prospectuses

This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectuses, initial summary prospectuses and updating summary prospectuses for variable annuity contracts and life policies and in any supplements to those prospectuses, initial summary prospectuses and updating summary prospectuses (collectively, the “Prospectuses”). You should read this Supplement in conjunction with your Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remain unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

This Supplement updates certain information for Portfolio Companies listed in the Appendix in the Prospectuses. As applicable to your contract or policy, please note the following changes:

A.	Asset Class Changes for Certain Portfolios

On April 29, 2022, the asset class of the Franklin Multi-Asset Dynamic Multi-Strategy VIT was changed from the “Specialty” to the “Asset Allocation”. Therefore, the “Type” for the Franklin Multi-Asset Dynamic Multi-Strategy VIT referenced in the “Appendix: Portfolio Companies available under the contract in the Prospectus is hereby also changed from “Specialty” to “Asset Allocation”.

On April 29, 2022, the asset class of the Putnam VT Multi-Asset Absolute Return Fund was changed from the “Asset Allocation” to the “Specialty”. Therefore, the “Type” for the Putnam VT Multi-Asset Absolute Return Fund referenced in the “Appendix: Portfolio Companies available under the contract in the Prospectus is hereby also changed from “Asset Allocation” to “Specialty”.

On April 29, 2022, the asset class of the Templeton Global Bond VIP Fund was changed from the “Specialty” to the “Fixed Income”. Therefore, the “Type” for the Templeton Global Bond VIP Fund referenced in the “Appendix: Portfolio Companies available under the contract in the Prospectus is hereby also changed from “Specialty” to “Fixed Income”.

B.	Name Change for AB VPS International Growth Portfolio

On May 1, 2022, AB VPS International Growth Portfolio changed its name to Sustainable International Thematic Portfolio. Accordingly, all references to the Portfolio in the prospectus are hereby also changed.

C.	Multimanager Technology Sub Adviser Change

Effective May 27, 2022, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) was removed as the sub-adviser to the Active Allocated Portion of the Multimanager Technology Portfolio (the “Portfolio”).* Therefore, all references to AllianzGI U.S. in the Prospectus are hereby deleted in their entirety. Equitable Investment Management Group, LLC will remain as the Investment Manager of the Portfolio.

*	The removed sub adviser’s name may continue to be used in certain documents for a period of time after the date of this Supplement.

Distributed by affiliate Equitable Advisors, LLC (Equitable Financial Advisors in

MI and TN) and/or for certain contracts co-distributed by affiliate Equitable Distributors, LLC

1290 Avenue of the Americas, New York, NY 10104.

Copyright 2022 Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America.

All rights reserved.

Equitable Financial Life Insurance

Company 1290 Avenue of the Americas,

New York, NY 10104.

Equitable Financial Life Insurance Company of America

Administrative Office: 525 Washington Blvd., Jersey City,

NJ 07310 212-554-1234

IM-71-22(7/22)
Global - Inforce/New Biz	Catalog No. 164390
SAR mailing	#375611

Equitable Financial Life Insurance Company

Supplement dated July 15, 2022 to the current variable annuity prospectuses, initial summary prospectuses and updating summary prospectuses for Members Retirement Program (“MRP”)

This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectuses, initial summary prospectuses and updating summary prospectuses for MRP contracts and in any supplements to those prospectuses, initial summary prospectuses and updating summary prospectuses (collectively, the “Prospectuses”). You should read this Supplement in conjunction with your Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remain unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

This Supplement updates certain information for Portfolio Companies listed in the Appendix in the Prospectuses. No new Portfolio Companies are being added as investment options under any contract.

A.	1290 VT DoubleLine Dynamic Allocation Portfolio Fund Name, Investment Adviser, Current Expenses and Sub-Adviser Changes

Effective on or about August 19, 2022 (“Restructure Date”), the 1290 VT DoubleLine Dynamic Allocation Portfolio (“Portfolio”) will be restructured from a sub-advised portfolio to a fund-of-funds. As a result of the restructuring of the Portfolio the current sub-adviser will be removed, while the Investment Adviser, Equitable Investment Management Group LLC, will remain as the Portfolio’s Investment Manager. Additionally, the Portfolio’s Current Expenses will be reduced and the Portfolio’s name will be changed, as described in the table below. Accordingly, all references to the Portfolio in the Prospectus are also changed.

	Current Portfolio	Restructured Portfolio
Portfolio Name	1290 VT DoubleLine Dynamic Allocation Portfolio*	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Sub-Adviser	DoubleLine Capital LP	No sub-adviser
Current Expenses	1.20%^	1.10%^
*	The former name may continue to be used in certain documents for a period of time after the date of this Supplement.
^	This Portfolio’s annual expenses reflect temporary fee reductions.

In connection with the restructuring, the Portfolio will experience a transition period during which substantially all of the securities held in the Portfolio will be sold and the Portfolio’s holdings repositioned. The Portfolio may not pursue its investment objective or strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the restructuring. The transition may be completed in several weeks, depending on market conditions, the particular circumstances of the transition, and other factors.

If you do not want to accept the changes resulting from the restructuring of the Portfolio, you may transfer the account value in your Portfolio into one or more of the other available investment options and we must receive instructions from you in good order prior to the Restructure Date. You can make transfers and/or amend allocation instructions: (1) by phone, (2) over the Internet, through www.mrppar.equitable.com or (3) by writing your administrative office referenced in the Prospectus.

B.	Multimanager Technology Sub Adviser Change

Effective May 27, 2022, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) was removed as the sub-adviser to the Active Allocated Portion of the Multimanager Technology Portfolio (the “Portfolio”).* Therefore, all references to AllianzGI U.S. in the Prospectus are hereby deleted in their entirety. Equitable Investment Management Group, LLC will remain as the Investment Manager of the Portfolio.

*	The removed sub adviser’s name may continue to be used in certain documents for a period of time after the date of this Supplement.

Distributed by affiliate Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN)

and/or for certain contracts co-distributed by affiliate Equitable Distributors, LLC

1290 Avenue of the Americas, New York, NY 10104.

Copyright 2022 Equitable Financial Life Insurance Company.

All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104.

212-554-1234

Inforce/SAR - 498 convert	Catalog No. 164392
IM-73-22(7/22)	#378092